Redeemable noncontrolling interests - Schedule of carrying amount of redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Redeemable noncontrolling interests
Balance as of January 1	¥ 27,200	$ 3,726	¥ 27,200	¥ 27,200
Redemption of redeemable noncontrolling interests	(27,200)	(3,726)	0	0
Accretion on redeemable noncontrolling interests	0	0	0	0
Balance as of December 31	¥ 0	$ 0	¥ 27,200	¥ 27,200